UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-04178)

Exact name of registrant as specified in charter:	Putnam American Government Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2011

Date of reporting period: December 31, 2010

Item 1. Schedule of Investments:

Putnam American Government Income Fund
The fund's portfolio
12/31/10 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (45.1%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (20.5%)
Government National Mortgage Association Pass-Through
Certificates
6s, January 15, 2029	$9	$10
5s, March 20, 2040	103,383,759	109,917,932
4 1/2s, TBA, January 1, 2041	31,000,000	32,189,141
4s, TBA, January 1, 2041	10,000,000	10,058,594
		152,165,677

U.S. Government Agency Mortgage Obligations (24.6%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
7 1/2s, October 1, 2029	1,122,108	1,266,130
6s, September 1, 2021	24,686	26,788
5 1/2s, with due dates from July 1, 2019 to
August 1, 2019	414,122	445,618
4 1/2s, with due dates from January 1, 2037 to
June 1, 2037	1,901,452	1,955,576
4s, TBA, January 1, 2041	35,000,000	34,742,966
Federal National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from July 1, 2016 to
February 1, 2017	105,104	114,366
6s, with due dates from July 1, 2011 to August 1, 2022	4,035,380	4,387,037
5 1/2s, with due dates from December 1, 2011 to
February 1, 2021	940,120	1,014,722
5s, with due dates from January 1, 2038 to
February 1, 2038	228,666	240,313
5s, March 1, 2021	48,790	52,108
4 1/2s, March 1, 2039	337,197	346,404
4s, with due dates from May 1, 2019 to
September 1, 2020	411,589	428,942
4s, TBA, January 1, 2041	138,000,000	137,277,651
		182,298,621

Total U.S. government and agency mortgage obligations (cost $331,184,450)		$334,464,298

U.S. TREASURY OBLIGATIONS (27.8%)(a)
	Principal amount	Value

U.S. Treasury Bonds
8s, November 15, 2021	$16,475,000	$23,315,339
7 1/2s, November 15, 2016	10,948,000	14,075,878
7 1/8s, February 15, 2023	14,634,000	19,669,249
6 1/4s, May 15, 2030 (SEGSF)	10,723,000	13,790,592
6 1/4s, August 15, 2023 (SEGSF)	17,491,000	21,997,278
6s, February 15, 2026	15,756,000	19,489,597
5 1/2s, August 15, 2028	14,632,000	17,248,368
5 1/4s, February 15, 2029	14,641,000	16,792,624
5 1/4s, November 15, 2028	14,988,000	17,185,119
4 1/2s, August 15, 2039 (SEGSF)	12,231,000	12,566,754
4 1/2s, February 15, 2036	14,640,000	15,165,487
4 3/8s, February 15, 2038	14,685,000	14,846,842

Total U.S. treasury obligations (cost $196,682,253)		$206,143,127

MORTGAGE-BACKED SECURITIES (16.4%)(a)
	Principal amount	Value

Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO, 5.665s, 2035	$155,596	$19,028
Ser. 06-R1, Class AS, IO, 5.63s, 2036	1,294,510	143,205
Ser. 05-R3, Class AS, IO, 5.511s, 2035	1,476,246	193,757
Ser. 06-R2, Class AS, IO, 5 1/2s, 2036	1,776,632	215,417
Ser. 05-R2, Class 1AS, IO, 5.306s, 2035	4,850,077	538,325
FRB Ser. 05-R3, Class AF, 0.661s, 2035	398,041	340,325
FRB Ser. 05-R1, Class 1AF1, 0.621s, 2035	153,181	126,757
Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 24.746s, 2037	481,971	679,746
IFB Ser. 2976, Class LC, 23.466s, 2035	232,195	324,746
IFB Ser. 2979, Class AS, 23.319s, 2034	360,097	479,752
IFB Ser. 3072, Class SM, 22.842s, 2035	816,305	1,107,744
IFB Ser. 3072, Class SB, 22.696s, 2035	664,911	897,911
IFB Ser. 3249, Class PS, 21.416s, 2036	494,975	673,221
IFB Ser. 3065, Class DC, 19.079s, 2035	3,053,426	3,999,988
IFB Ser. 3105, Class SI, IO, 18.947s, 2036	407,111	194,628
IFB Ser. 3031, Class BS, 16.074s, 2035	837,934	1,041,403
IFB Ser. 3772, Class SA, 14.13s, 2040 (F)	1,807,000	1,729,284
IFB Ser. T-56, Class 2ASI, IO, 7.839s, 2043	425,888	88,904
IFB Ser. 3184, Class SP, IO, 7.09s, 2033	918,110	107,588
IFB Ser. 3149, Class SE, IO, 6.89s, 2036	762,684	138,732
IFB Ser. 3151, Class SI, IO, 6.89s, 2036	6,757,151	1,159,746
IFB Ser. 3157, Class SA, IO, 6.89s, 2036	1,992,935	360,821
IFB Ser. 2752, Class XS, IO, 6.89s, 2030	8,462,482	701,455
IFB Ser. 3287, Class SE, IO, 6.44s, 2037	1,697,023	258,253
IFB Ser. 3398, Class SI, IO, 6.39s, 2036	2,181,008	269,376
IFB Ser. 3762, Class SA, IO, 6.34s, 2040	6,574,146	1,047,755
IFB Ser. 3145, Class GI, IO, 6.34s, 2036	107,060	16,683

IFB Ser. 3677, Class KS, IO, 6.29s, 2040	7,441,353	1,036,862
IFB Ser. 3485, Class SI, IO, 6.29s, 2036	1,863,685	282,516
IFB Ser. 3349, Class AS, IO, 6.24s, 2037	4,683,389	655,721
IFB Ser. 3152, Class SY, IO, 6.22s, 2036	560,530	86,518
IFB Ser. 3510, Class AS, IO, 6.15s, 2037	3,237,337	493,953
IFB Ser. 3225, Class EY, IO, 6.03s, 2036	3,826,300	495,200
IFB Ser. 3510, Class BI, IO, 5.77s, 2037	2,016,623	283,759
Ser. 3707, Class IK, IO, 5s, 2040	518,343	91,446
FRB Ser. T-57, Class 2A1, 4.061s, 2043	1,802	1,786
Ser. 3756, Class IG, IO, 4s, 2037	8,702,691	1,298,442
Ser. 3768, Class MI, IO, 4s, 2035	13,400,000	1,885,021
Ser. 3738, Class MI, IO, 4s, 2034	21,153,353	2,632,115
Ser. 3707, Class HI, IO, 4s, 2023	1,321,548	143,798
Ser. 3327, Class IF, IO, zero %, 2037	62,000	2,567
Ser. 3439, Class AO, PO, zero %, 2037	117,932	91,971
Ser. 3391, PO, zero %, 2037	111,066	89,454
Ser. 3289, Class SI, IO, zero %, 2037	35,626	826
Ser. 3300, PO, zero %, 2037	290,677	253,928
Ser. 3046, PO, zero %, 2035	86,883	77,179
Ser. 2947, Class AO, PO, zero %, 2035	13,254	10,625
Ser. 2692, Class TO, PO, zero %, 2033	27,362	20,937
Ser. 2684, PO, zero %, 2033	748,000	633,653
FRB Ser. 3274, Class TX, zero %, 2037	200,749	168,933
FRB Ser. 3326, Class YF, zero %, 2037	58,167	54,774
FRB Ser. 3261, Class KF, zero %, 2037	9,543	9,598
FRB Ser. 3263, Class TA, zero %, 2037	17,764	17,747
FRB Ser. 3238, Class LK, zero %, 2036	634,943	637,064
FRB Ser. 3129, Class TF, zero %, 2036	108,117	99,738
FRB Ser. 3117, Class AF, zero %, 2036	37,557	35,168
FRB Ser. 3047, Class BD, zero %, 2035	6,820	6,792
FRB Ser. 3326, Class WF, zero %, 2035	198,337	189,525
FRB Ser. 3030, Class CF, zero %, 2035	127,603	96,736
FRB Ser. 3033, Class YF, zero %, 2035	42,744	40,932
FRB Ser. 3036, Class AS, zero %, 2035	51,020	40,799
Federal National Mortgage Association
IFB Ser. 07-75, Class JS, 50.275s, 2037	206,651	391,149
IFB Ser. 06-62, Class PS, 38.336s, 2036	946,009	1,590,087
IFB Ser. 05-74, Class NK, 26.197s, 2035	136,384	196,442
IFB Ser. 06-8, Class HP, 23.611s, 2036	651,947	929,938
IFB Ser. 05-45, Class DA, 23.464s, 2035	1,180,290	1,777,089
IFB Ser. 05-74, Class DM, 23.428s, 2035	1,218,352	1,731,723
IFB Ser. 07-53, Class SP, 23.244s, 2037	1,006,909	1,384,534
IFB Ser. 08-24, Class SP, 22.328s, 2038	4,859,505	6,703,172
IFB Ser. 05-122, Class SE, 22.188s, 2035	1,106,192	1,499,575
IFB Ser. 05-75, Class GS, 19.468s, 2035	1,081,689	1,383,103
IFB Ser. 05-106, Class JC, 19.316s, 2035	862,968	1,134,657
IFB Ser. 05-83, Class QP, 16.716s, 2034	322,892	402,154
FRB Ser. 03-W6, Class PT1, 9.876s, 2042	1,560,452	1,933,985
IFB Ser. 05-104, Class SI, IO, 6.439s, 2033	13,977,988	1,836,007
IFB Ser. 07-30, Class OI, IO, 6.179s, 2037	2,135,004	325,460
IFB Ser. 09-71, Class XS, IO, 5.939s, 2036	12,496,913	1,061,214
IFB Ser. 10-135, Class TS, IO, 5.759s, 2040	6,037,967	874,237
IFB Ser. 10-152, Class SB, IO, 5.74s, 2041	14,551,000	2,270,684
IFB Ser. 10-110, Class SB, IO, 5.739s, 2040	7,168,745	1,008,284
Ser. 07-W1, Class 1AS, IO, 5.541s, 2046	4,930,865	553,187
Ser. 10-98, Class DI, IO, 5s, 2040	828,454	140,365
Ser. 10-110, Class IP, IO, 5s, 2035	14,022,665	1,894,602
FRB Ser. 03-W14, Class 2A, 4.315s, 2043	1,796	1,776
FRB Ser. 04-W2, Class 4A, 4.095s, 2044	1,879	1,870
FRB Ser. 03-W3, Class 1A4, 4.076s, 2042	2,796	2,771
FRB Ser. 04-W7, Class A2, 3.688s, 2034	719	743
FRB Ser. 03-W11, Class A1, 3.233s, 2033	135	137
FRB Ser. 07-95, Class A3, 0.511s, 2036	11,005,000	10,124,600
Ser. 01-50, Class B1, IO, 0.406s, 2041	15,177,012	203,941
Ser. 01-79, Class BI, IO, 0.312s, 2045	2,594,636	30,000
Ser. 08-53, Class DO, PO, zero %, 2038	571,658	434,963
Ser. 07-64, Class LO, PO, zero %, 2037	301,179	276,742
Ser. 07-44, Class CO, PO, zero %, 2037	472,524	420,352
Ser. 08-36, Class OV, PO, zero %, 2036	104,066	77,485
Ser. 04-61, Class CO, PO, zero %, 2031	416,218	403,478
Ser. 1988-12, Class B, zero %, 2018	12,979	11,998
FRB Ser. 06-115, Class SN, zero %, 2036	376,792	374,530
FRB Ser. 06-104, Class EK, zero %, 2036	61,195	57,456
FRB Ser. 05-117, Class GF, zero %, 2036	17,036	16,730
FRB Ser. 05-45, Class FG, zero %, 2035	128,423	120,369
FRB Ser. 06-1, Class HF, zero %, 2032	49,457	41,287
IFB Ser. 06-48, Class FG, zero %, 2036	92,231	91,681
Government National Mortgage Association
IFB Ser. 10-151, Class SL, IO, 6.439s, 2039	8,030,115	1,351,228
IFB Ser. 10-98, Class CS, IO, 6.439s, 2038	1,040,044	172,876
IFB Ser. 10-114, Class NS, IO, 6.439s, 2038	11,242,479	1,858,382
IFB Ser. 10-98, Class SA, IO, 6.439s, 2038	1,004,683	159,976
IFB Ser. 10-32, Class SP, IO, 6.439s, 2036	1,373,415	171,649
IFB Ser. 10-85, Class SA, IO, 6.389s, 2040	429,492	64,716
IFB Ser. 10-85, Class AS, IO, 6.389s, 2039	1,422,705	223,763
IFB Ser. 10-113, Class AS, IO, 6.389s, 2039	1,007,322	160,577
IFB Ser. 10-125, Class ES, IO, 6.389s, 2039	10,046,780	1,718,549
IFB Ser. 10-85, Class SD, IO, 6.389s, 2038	947,607	144,150
IFB Ser. 10-69, Class SP, IO, 6.389s, 2038	11,260,000	1,844,388
IFB Ser. 10-113, Class SE, IO, 6.389s, 2036	7,964,206	1,298,166
IFB Ser. 10-98, Class QS, IO, 6.339s, 2040	1,346,793	211,164
IFB Ser. 10-98, Class YS, IO, 6.339s, 2039	1,393,044	216,869
IFB Ser. 10-47, Class HS, IO, 6.339s, 2039	646,533	103,878
IFB Ser. 10-3, Class MS, IO, 6.289s, 2038	10,595,341	1,636,897
IFB Ser. 10-53, Class SA, IO, 6.239s, 2039	1,351,070	208,544
IFB Ser. 10-2, Class SA, IO, 6.239s, 2037	1,510,866	201,323
IFB Ser. 10-20, Class SC, IO, 5.889s, 2040	9,112,352	1,369,131
IFB Ser. 10-113, Class BS, IO, 5.739s, 2040	11,614,414	1,525,669
IFB Ser. 10-62, Class SE, IO, 5.489s, 2040	9,410,535	1,163,989

Ser. 10-68, Class MI, IO, 5s, 2039		9,997,477	1,764,302
Ser. 10-145, Class UI, IO, 5s, 2036		9,812,603	1,160,537
Ser. 10-84, Class NI, IO, 4 1/2s, 2036		13,099,091	1,833,873
Ser. 10-158, Class DI, IO, 4s, 2038		11,399,000	1,839,685
Ser. 10-165, Class IP, IO, 4s, 2038		9,158,000	1,373,700
Ser. 10-116, Class QI, IO, 4s, 2034		7,894,108	1,065,993
Ser. 06-36, Class OD, PO, zero %, 2036		23,225	20,997
FRB Ser. 07-73, Class KI, IO, zero %, 2037		1,457,616	14,576
FRB Ser. 07-73, Class KM, zero %, 2037		145,896	138,498
FRB Ser. 07-35, Class UF, zero %, 2037		28,579	27,873
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035		316,322	306,621
Ser. 05-RP3, Class 1A3, 8s, 2035		951,120	879,786
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035		1,304,510	1,206,672
FRB Ser. 05-RP2, Class 1AF, 0.611s, 2035		9,207,569	7,826,433
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035		27,113	24,808
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035		30,546	28,255
Ser. 05-RP1, Class 1AS, IO, 5.961s, 2035		359,006	51,607
IFB Ser. 04-4, Class 1AS, IO, 5.458s, 2034		870,025	125,066
Ser. 05-RP2, Class 1AS, IO, 5.425s, 2035		9,207,569	1,300,569
Ser. 06-RP2, Class 1AS1, IO, 5.334s, 2036		9,889,767	1,396,930
FRB Ser. 06-RP2, Class 1AF1, 0.661s, 2036		9,889,767	8,406,302
FRB Ser. 04-4, Class 1AF, 0.661s, 2034		870,025	739,521
FRB Ser. 05-RP1, Class 1AF, 0.611s, 2035		359,006	306,053
MASTR Reperforming Loan Trust 144A Ser. 05-1,
Class 1A4, 7 1/2s, 2034		52,198	49,588
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
0.367s, 2035		29,761	28,645
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class A2, 7s, 2034		596,800	584,864
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 0.611s, 2034		30,055	24,345
Structured Asset Securities Corp. Ser. 07-4,
Class 1A4, IO, 1s, 2045		16,950,357	533,000

Total mortgage-backed securities (cost $111,589,576)			$121,400,173

PURCHASED OPTIONS OUTSTANDING (0.7%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 4.22%
versus the three month USD-LIBOR-BBA maturing
February 16, 2041.	Feb-11/4.22	$13,723,300	$287,366
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.04% versus the three month USD-LIBOR-BBA maturing
September 11, 2025.	Sep-15/4.04	5,044,100	194,147
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.04%
versus the three month USD-LIBOR-BBA maturing
February 9, 2021.	Feb-11/3.04	34,099,400	1,258,950
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.11%
versus the three month USD-LIBOR-BBA maturing
February 9, 2021.	Feb-11/3.11	34,099,400	1,089,476
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.04% versus the three month USD-LIBOR-BBA maturing
February 9, 2021.	Feb-11/3.04	34,099,400	86,271
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 4.04%
versus the three month USD-LIBOR-BBA maturing
September 11, 2025.	Sep-15/4.04	5,044,100	525,747
Option on an interest rate swap with Barclays Bank PLC
for the right to receive a fixed rate of 3.7375%
versus the three month USD-LIBOR-BBA maturing
March 9, 2021.	Mar-11/3.7375	24,564,400	795,150
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.665% versus the three month USD-LIBOR-BBA maturing
March 8, 2021.	Mar-11/3.665	24,564,400	680,434
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.22% versus the three month USD-LIBOR-BBA maturing
February 16, 2041.	Feb-11/4.22	13,723,300	468,925
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.11% versus the three month USD-LIBOR-BBA maturing
February 9, 2021.	Feb-11/3.11	34,099,400	124,463

Total purchased options outstanding (cost $5,657,956)			$5,510,929

SHORT-TERM INVESTMENTS (50.6%)(a)
		Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.15% (e)		90,682,730	$90,682,730
Interest in $439,946,000 joint tri-party repurchase
agreement dated December 31, 2010 with Merrill Lynch &
Co. due January 3, 2011 - maturity value
of $59,274,235 for an effective yield of 0.25%
(collateralized by various mortgage-backed securities
with coupon rates ranging from 1.543% to 6.00% and due
dates ranging from July 1, 2027 to October 20, 2060,
valued at $448,744,920)		$59,273,000	59,273,000
U.S. Treasury Bills, for effective yields ranging from
0.22% to 0.24%, July 28, 2011 (SEG) (SEGSF)		70,000,000	69,897,100
U.S. Treasury Bills, for effective yields ranging from

0.20% to 0.27%, June 2, 2011 (SEG) (SEGSF)	1,837,000	1,834,909
U.S. Treasury Bills with effective yields ranging from
0.18% to 0.29%, March 10, 2011(SEG) (SEGSF)	3,267,000	3,266,281
U.S. Treasury Bills, for effective yields ranging from
0.05% to 0.10%, January 20, 2011 (SEGSF)	150,000,000	149,995,316

Total short-term investments (cost $374,971,975)		$374,949,336

TOTAL INVESTMENTS

Total investments (cost $1,020,086,210)(b)		$1,042,467,863

FUTURES CONTRACTS OUTSTANDING at 12/31/10 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 20 yr (Short)	258	$31,508,250	Mar-11	$(525,990)
U.S. Treasury Bond 30 yr (Long)	906	115,146,938	Mar-11	(1,058,214)
U.S. Treasury Note 5 yr (Short)	139	16,362,906	Mar-11	254,877
U.S. Treasury Note 10 yr (Long)	188	22,642,250	Mar-11	(137,209)

Total				$(1,466,536)

WRITTEN OPTIONS OUTSTANDING at 12/31/10 (premiums received $60,825,965) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	$29,998,000	Aug-11/4.49	$2,369,842
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	43,781,000	Jul-11/4.525	3,627,153
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	12,932,000	Aug-11/4.475	151,434
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	12,932,000	Aug-11/4.475	1,013,352
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	14,999,000	Aug-11/4.55	156,440
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	29,998,000	Aug-11/4.49	329,978
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	14,999,000	Aug-11/4.55	1,256,016
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing
August 16, 2021.	5,677,000	Aug-11/4.765	43,259
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing
August 16, 2021.	5,677,000	Aug-11/4.765	564,407
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	90,809,000	Aug-11/4.7	713,759
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	90,809,000	Aug-11/4.7	8,635,936
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	65,671,500	Jul-11/4.745	427,629
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	65,671,500	Jul-11/4.745	6,511,201
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	20,529,000	Jul-11/4.5475	164,232
Option on an interest rate swap with Citibank, N.A. for the obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	41,058,000	Jul-11/4.52	369,522
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	43,781,000	Jul-11/4.525	391,318
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	43,781,000	Jul-11/4.46	430,878
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	20,529,000	Jul-11/4.5475	1,744,760
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	41,058,000	Jul-11/4.52	3,407,403
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	43,781,000	Jul-11/4.46	3,422,930
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing
August 10, 2045.	8,242,500	Aug-15/4.375	1,208,103
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing
August 10, 2045.	8,242,500	Aug-15/4.375	717,098
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
August 07, 2045.	8,242,500	Aug-15/4.46	760,206
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
August 07, 2045.	8,242,500	Aug-15/4.46	1,150,735
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 3.565% versus the three month USD-LIBOR-BBA maturing
January 25, 2041.	26,103,000	Jan-11/3.565	8,614
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 3.565% versus the three month USD-LIBOR-BBA maturing
January 25, 2041.	26,103,000	Jan-11/3.565	2,606,646
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing
February 13, 2025.	7,846,920	Feb-15/5.36	405,686
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing
February 13, 2025.	7,846,920	Feb-15/5.36	681,348
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	17,656,640	Feb-15/5.27	963,241
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	17,656,640	Feb-15/5.27	1,461,440

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	44,468,500	May-12/5.51	5,929,000
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.7375% versus the three month USD-LIBOR-BBA maturing
March 9, 2021.	24,564,400	Mar-11/4.7375	11,054
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.665% versus the three month USD-LIBOR-BBA maturing
March 8, 2021.	24,564,400	Mar-11/4.665	12,282
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	44,468,500	May-12/5.51	532,706

Total			$52,179,608

TBA SALE COMMITMENTS OUTSTANDING at 12/31/10 (proceeds receivable $60,656,875) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 4s, January 1, 2041	$61,000,000	1/13/11	$60,680,702

Total			$60,680,702

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/10 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$188,530,700		$112,796	7/23/15	1.90%	3 month USD-LIBOR-BBA	$(638,321)

	227,025,000		(207,930)	7/23/20	3 month USD-LIBOR-BBA	2.96%	(4,183,982)

Barclays Bank PLC
	15,229,900	(E)	--	3/9/21	4.2375%	3 month USD-LIBOR-BBA	(1,010,656)

	42,274,300		(1,215,386)	11/10/20	3 month USD-LIBOR-BBA	3.74%	375,639

	23,571,000		262,664	10/28/30	3 month USD-LIBOR-BBA	3.38%	(1,690,801)

	38,301,300		(213,834)	10/28/18	2.27%	3 month USD-LIBOR-BBA	1,678,951

	78,924,500		(75,717)	11/3/15	3 month USD-LIBOR-BBA	1.43%	(2,419,359)

	22,885,200		(65,808)	11/3/20	3 month USD-LIBOR-BBA	2.69%	(1,297,827)

	4,740,000		--	8/27/40	3.21625%	3 month USD-LIBOR-BBA	695,450

	9,613,000		--	9/1/40	3 month USD-LIBOR-BBA	3.35%	(1,184,689)

	65,399,926		--	11/8/25	3.2175%	3 month USD-LIBOR-BBA	4,487,846

	165,753,873		--	11/8/15	3 month USD-LIBOR-BBA	1.315%	(5,934,399)

	2,845,901		--	11/8/25	3.215%	3 month USD-LIBOR-BBA	196,126

	4,881,715		--	11/8/15	3 month USD-LIBOR-BBA	1.30%	(178,302)

	26,981,200		--	11/9/20	2.68%	3 month USD-LIBOR-BBA	1,494,472

	8,484,400		--	11/9/40	3 month USD-LIBOR-BBA	3.7525%	(499,563)

	19,200,200		--	11/9/15	3 month USD-LIBOR-BBA	1.355%	(650,950)

	18,533,600		--	11/10/40	3 month USD-LIBOR-BBA	3.7575%	(1,076,792)

	57,056,900		--	11/10/20	2.71%	3 month USD-LIBOR-BBA	3,016,222

	41,161,700		--	11/10/15	3 month USD-LIBOR-BBA	1.40%	(1,310,557)

	45,197,700		--	11/12/20	2.7225%	3 month USD-LIBOR-BBA	2,349,877

	31,566,300		--	11/12/15	3 month USD-LIBOR-BBA	1.4125%	(992,259)

	14,043,200		--	11/12/40	3 month USD-LIBOR-BBA	3.745%	(849,745)

	42,748,500		--	11/23/15	1.7575%	3 month USD-LIBOR-BBA	681,537

	43,510,000		--	12/10/20	3.408%	3 month USD-LIBOR-BBA	(211,168)

	21,199,600		--	12/10/40	4.1025%	3 month USD-LIBOR-BBA	4,273

Citibank, N.A.
	205,736,400		39,413	7/9/20	3 month USD-LIBOR-BBA	3.01%	(2,316,119)

	34,535,100		--	8/9/20	3 month USD-LIBOR-BBA	2.89875%	(861,532)

	27,131,300		--	9/24/20	2.5875%	3 month USD-LIBOR-BBA	1,564,266

	28,707,200		--	11/8/15	3 month USD-LIBOR-BBA	1.305%	(1,041,704)

	42,845,600		--	11/8/20	2.635%	3 month USD-LIBOR-BBA	2,539,850

	19,200,200		--	11/9/15	3 month USD-LIBOR-BBA	1.345%	(660,251)

	26,368,000		--	11/9/20	2.67%	3 month USD-LIBOR-BBA	1,483,565

	8,484,400		--	11/9/40	3 month USD-LIBOR-BBA	3.747%	(507,861)

	4,050,600		1,110	12/10/12	3 month USD-LIBOR-BBA	0.81%	6,099

	15,400,000		--	12/14/20	3.3975%	3 month USD-LIBOR-BBA	(53,339)

	10,804,800		(2,926)	6/28/14	1.81%	3 month USD-LIBOR-BBA	(117,082)

Credit Suisse International
	147,315,700		(832,719)	2/22/40	4.58%	3 month USD-LIBOR-BBA	(15,173,676)

	15,461,900		--	12/8/20	3 month USD-LIBOR-BBA	3.08125%	(364,185)

	43,500,000		--	12/10/20	3 month USD-LIBOR-BBA	3.344%	(32,799)

	28,700,000		--	12/17/40	4.334%	3 month USD-LIBOR-BBA	(1,146,268)

	37,757,600		--	12/21/15	3 month USD-LIBOR-BBA	2.1475%	(3,635)

	21,000,000		--	8/16/20	2.732%	3 month USD-LIBOR-BBA	850,886

	7,200,000		--	9/27/20	3 month USD-LIBOR-BBA	2.53875%	(448,749)

	27,620,000		--	10/5/20	3 month USD-LIBOR-BBA	2.61125%	(1,588,770)

	34,666,200		(9,530)	11/3/12	0.50%	3 month USD-LIBOR-BBA	121,854

	28,707,200		--	11/8/15	3 month USD-LIBOR-BBA	1.31125%	(1,032,827)

	42,845,600		--	11/8/20	2.63375%	3 month USD-LIBOR-BBA	2,544,642

	8,333,100		--	11/17/40	3.95%	3 month USD-LIBOR-BBA	205,725

	10,500,000		--	12/1/20	3 month USD-LIBOR-BBA	2.9725%	(338,706)

	773,200		(2,357)	7/8/40	3 month USD-LIBOR-BBA	3.76%	(36,784)

Deutsche Bank AG
	84,065,300		(2,384)	11/3/12	0.50%	3 month USD-LIBOR-BBA	312,971

	54,036,200		--	11/5/20	3 month USD-LIBOR-BBA	2.6675%	(3,027,826)

	101,714,500		--	11/5/15	1.3855%	3 month USD-LIBOR-BBA	3,258,680

	91,125,352		--	11/8/15	3 month USD-LIBOR-BBA	1.313%	(3,270,983)

	35,880,676		--	11/8/25	3.224%	3 month USD-LIBOR-BBA	2,434,217

	178,199,300		417,449	7/27/20	3 month USD-LIBOR-BBA	2.94%	(3,104,150)

	16,500,000		--	12/31/40	3 month USD-LIBOR-BBA	4.1342%	65,611

	10,817,400		--	12/3/15	1.905%	3 month USD-LIBOR-BBA	107,230

Goldman Sachs International
	23,491,300		--	7/20/40	3.7275%	3 month USD-LIBOR-BBA	1,211,116

	171,627,400		(19,106)	10/1/12	0.59%	3 month USD-LIBOR-BBA	119,244

	41,210,700		(9,437)	5/12/13	3 month USD-LIBOR-BBA	1.64%	730,110

	63,569,100		--	8/12/15	3 month USD-LIBOR-BBA	1.665%	(596,148)

	17,984,300		--	8/12/40	3.68%	3 month USD-LIBOR-BBA	1,121,282

	197,306,600		(462,281)	6/16/15	2.33%	3 month USD-LIBOR-BBA	(3,914,488)

JPMorgan Chase Bank, N.A.
	19,000,000		--	12/8/20	3.135%	3 month USD-LIBOR-BBA	357,948

	32,746,400		--	12/10/15	3 month USD-LIBOR-BBA	2.06625%	(94,289)

	32,249,700	(E)	--	2/9/21	3.56%	3 month USD-LIBOR-BBA	(351,844)

	10,370,300		--	12/20/40	4.355%	3 month USD-LIBOR-BBA	(449,132)

	15,229,900	(E)	--	3/8/21	4.165%	3 month USD-LIBOR-BBA	(916,688)

	16,597,400		(388,379)	9/20/20	3 month USD-LIBOR-BBA	3.995%	723,928

	11,064,900		(257,812)	9/20/20	3 month USD-LIBOR-BBA	3.965%	454,466

	26,233,000		1,198,848	10/14/20	4.02%	3 month USD-LIBOR-BBA	(520,830)

	7,500,000		--	12/23/40	3 month USD-LIBOR-BBA	4.141%	39,109

	6,900,000		--	12/31/20	3 month USD-LIBOR-BBA	3.3925%	10,114

	23,491,300		--	7/20/40	3.7225%	3 month USD-LIBOR-BBA	1,232,314

	6,564,200		--	7/22/40	3.75%	3 month USD-LIBOR-BBA	313,220

	3,000,000		--	8/16/20	2.732%	3 month USD-LIBOR-BBA	121,555

	27,190,300		--	9/7/14	3 month USD-LIBOR-BBA	1.3375%	(143,709)

	26,538,600		--	10/25/40	3 month USD-LIBOR-BBA	3.5275%	(2,584,800)

8,500,000	--	10/28/20	3 month USD-LIBOR-BBA	2.72175%	(428,211)

104,077,500	--	11/5/15	3 month USD-LIBOR-BBA	1.42%	(3,161,234)

61,828,599	--	11/8/25	3.2225%	3 month USD-LIBOR-BBA	4,205,842

156,888,229	--	11/8/15	3 month USD-LIBOR-BBA	1.31%	(5,655,795)

15,544,700	--	11/12/40	3 month USD-LIBOR-BBA	3.775%	(857,889)

51,952,600	--	11/12/15	1.435%	3 month USD-LIBOR-BBA	1,576,944

5,654,000	--	11/12/40	3.90%	3 month USD-LIBOR-BBA	186,742

12,000,000	--	9/22/20	3 month USD-LIBOR-BBA	2.736%	(531,961)

55,904,400	--	10/5/12	0.62125%	3 month USD-LIBOR-BBA	17,125

397,964,500	--	11/12/12	0.665%	3 month USD-LIBOR-BBA	263,281

115,887,400	--	11/12/15	3 month USD-LIBOR-BBA	1.5575%	(2,834,232)

8,629,300	--	11/23/40	3 month USD-LIBOR-BBA	3.9525%	(214,490)

36,591,100	--	12/3/12	0.8025%	3 month USD-LIBOR-BBA	(49,022)

43,715,800	--	12/6/12	0.805%	3 month USD-LIBOR-BBA	(55,951)

118,697,700	236,495	7/16/15	2.14%	3 month USD-LIBOR-BBA	(1,699,004)

UBS, AG
19,568,200	--	12/9/40	4.1075%	3 month USD-LIBOR-BBA	(15,402)

Total					$(41,171,406)

(E) See Total return swap contracts note and/or Interest rate swap contracts note(s) regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/10 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$4,464,745	$--	1/12/39	5.50% (1 month	Synthetic TRS	$22,614
				USD-LIBOR)	Index 5.50% 30
					year Fannie Mae
					pools

	23,827,633	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(155,570)
				USD-LIBOR	Index 6.50% 30
					year Fannie Mae
					pools

	15,781,609	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(103,038)
				USD-LIBOR	Index 6.50% 30
					year Fannie Mae
					pools

	5,574,996	--	1/12/39	5.50% (1 month	Synthetic TRS	28,238
				USD-LIBOR)	Index 5.50% 30
					year Fannie Mae
					pools

	3,863,148	--	1/12/39	5.50% (1 month	Synthetic TRS	19,567
				USD-LIBOR)	Index 5.50% 30
					year Fannie Mae
					pools

	4,102,947	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(26,788)
				USD-LIBOR	Index 6.50% 30
					year Fannie Mae
					pools

	2,247,465	--	1/12/38	6.50% (1 month	Synthetic TRS	14,674
				USD-LIBOR)	Index 6.50% 30
					year Fannie Mae
					pools

	2,125,149	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(13,875)
				USD-LIBOR	Index 6.50% 30
					year Fannie Mae
					pools

	2,512,966	--	1/12/39	5.50% (1 month	Synthetic TRS	12,728
				USD-LIBOR)	Index 5.50% 30
					year Fannie Mae
					pools

	2,762,837	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(18,038)
				USD-LIBOR	Index 6.50% 30
					year Fannie Mae
					pools

	17,301,259	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(112,960)
				USD-LIBOR	Index 6.50% 30
					year Fannie Mae
					pools

	16,222,394	--	1/12/39	5.50% (1 month	Synthetic TRS	82,168
				USD-LIBOR)	Index 5.50% 30
					year Fannie Mae
					pools

	16,222,394	--	1/12/39	5.50% (1 month	Synthetic TRS	82,168
				USD-LIBOR)	Index 5.50% 30
					year Fannie Mae
					pools

	17,301,259	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(112,960)
				USD-LIBOR	Index 6.50% 30
					year Fannie Mae
					pools

	7,576,781	--	1/12/39	5.50% (1 month	Synthetic TRS	38,377
				USD-LIBOR)	Index 5.50% 30
					year Fannie Mae
					pools

Goldman Sachs International
	12,280,447	--	1/12/39	5.50% (1 month	Synthetic TRS	62,202
				USD-LIBOR)	Index 5.50% 30
					year Fannie Mae
					pools

	7,059,035	--	1/12/39	5.50% (1 month	Synthetic TRS	35,755
				USD-LIBOR)	Index 5.50% 30
					year Fannie Mae
					pools

	7,497,033	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(48,948)
				USD-LIBOR	Index 6.50% 30
					year Fannie Mae
					pools

	14,894,437	--	1/12/39	5.50% (1 month	Synthetic TRS	75,442
				USD-LIBOR)	Index 5.50% 30
					year Fannie Mae
					pools

Total						$(118,244)

Key to holding's abbreviations

FRB	Floating Rate Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2010 through December 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $741,241,261.

(b) The aggregate identified cost on a tax basis is $1,020,419,771, resulting in gross unrealized appreciation and depreciation of $27,980,702 and $5,932,610, respectively, or net unrealized appreciation of $22,048,092.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $16,927 for the reporting period. During the reporting period, cost of purchases of investments in Putnam Money Market Liquidity Fund aggregated $50,058,777. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs.

At the close of the reporting period, the fund maintained liquid assets totaling $373,631,003 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.

Security valuation: Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures contracts: The fund uses futures contracts to gain exposure to interest rates.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” The fund had an average contract amount of approximately 1,000 on futures contracts for the reporting period.

Options contracts: The fund uses options contracts to hedge duration, convexity and prepayment risk and to hedge against changes in value of securities it owns, owned or expected to own.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately $369,600,000 on purchased options contracts for the reporting period. The fund had an average contract amount of approximately $1,032,600,000 on written options contracts for the reporting period.

Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure and manage exposure to specific sectors or industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding notional on total return swap contracts at the close of the reporting period one indictive of the volume of activity during the period.

Interest rate swap contracts: The fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and prepayment risk. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $4,074,300,000 on interest rate swap contracts for the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $592,150 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $86,461,498 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $86,020,255.

TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Mortgage-backed securities	$--	$121,400,173	$--

Purchased options outstanding	--	5,510,929	--

U.S. Government and Agency Mortgage Obligations	--	334,464,298	--

U.S. Treasury Obligations	--	206,143,127	--

Short-term investments	90,682,730	284,266,606	--

Totals by level	$90,682,730	$951,785,133	$--

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$(1,466,536)	$--	$--

Written options	--	(52,179,608)	--

TBA sale commitments	--	(60,680,702)	--

Interest rate swap contracts	--	(39,674,575)	--

Total return swap contracts	--	(118,244)	--

Totals by level	$(1,466,536)	$(152,653,129)	$--

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Interest rate contracts	51,514,826	139,442,860

Total	$51,514,826	$139,442,860

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam American Government Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: February 28, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 28, 2011